Asset Retirement Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligation Roll Forward Analysis [Roll Forward]
Opening Balance as at December 31	$ 530
Additions to liabilities	5
Liabilities settled	(18)
Accretion expense	28	22	17
Change in assumptions	140
Other movements	2
Translation	(34)
Closing Balance as at December 31	653	530
Carrying Reported Amount Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	111	117
Assets Held In Trust Cash	22	32
Balances held in the trust and bond	133	149
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets Held In Trust [Line Items]
Assets Held In Trust Securities	114	118
Assets Held In Trust Cash	22	32
Balances held in the trust and bond	$ 136	$ 150